Component of Deferred Tax Asset and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Net operating loss carryforwards	$ 149,142	$ 124,810
Receivables reserve	22,689	25,615
Other	37,702	35,175
Gross deferred tax assets	209,533	185,600
Valuation allowance	(6,163)	(4,664)
Net deferred tax assets	203,370	180,936
Deferred tax liabilities:
Intangible assets	(392,113)	(398,509)
Foreign earnings repatriation	(12,024)	(14,073)
Other	(7,969)	(10,206)
Gross deferred tax liabilities	(412,106)	(422,788)
Net deferred tax liabilities	$ (208,736)	$ (241,852)